Nature of the business, Assets acquired (Details) $ in Thousands									1 Months Ended		3 Months Ended	12 Months Ended
		Apr. 30, 2021 USD ($) MW	Apr. 07, 2021 USD ($) MW Grade	Jan. 08, 2021 USD ($)	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Apr. 03, 2020 USD ($) MW	Jan. 29, 2019 USD ($)	Oct. 31, 2020 USD ($) MW	Oct. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) MW	Sep. 30, 2021	Aug. 17, 2020 USD ($)	Aug. 16, 2020 USD ($)	May 31, 2020	May 31, 2019 USD ($)
Nature of the business [Abstract]
Investment under the equity method											$ 111,798	$ 116,614
Acquisition, amount paid				$ 8,400
Solana [Member]
Nature of the business [Abstract]
Ownership interest											100.00%
Remaining period of PPA	[1]										23 years
Chile PV 1 [Member]
Nature of the business [Abstract]
Investment under the equity method							$ 4,000
Percentage interest acquired							35.00%
Installed capacity | MW							55
Chile PV 2 [Member]
Nature of the business [Abstract]
Investment under the equity method						$ 5,000
Installed capacity | MW						40
Befesa Agua Tenes, S.L.U. [Member]
Nature of the business [Abstract]
Percentage interest acquired																51.00%
Ownership interest								51.00%
Consideration payment advanced								$ 19,900
Interest rate								12.00%
Payment received through cash sweep mechanism										$ 7,800
Secured loan amount																	$ 4,500
Borrowings outstanding																	$ 14,000
Liberty Interactive Corporation [Member] | Solana [Member]
Nature of the business [Abstract]
Investment under the equity method														$ 290,000
Acquisition purchase price															$ 272,000
Period of annual net production of asset											4 years
Performance earn-out, period of highest annual net production of asset											5 years
Calgary District Energy Center [Member]
Nature of the business [Abstract]
Investment under the equity method									$ 20,000
Installed capacity | MW									55
La Sierpe [Member]
Nature of the business [Abstract]
Investment under the equity method												$ 20,000
Installed capacity | MW												20
Rioglass [Member]
Nature of the business [Abstract]
Percentage interest acquired				42.50%
Acquisition, amount paid				$ 8,400
Ownership interest				57.50%	15.00%
Rioglass [Member] | Plan [Member]
Nature of the business [Abstract]
Percentage interest acquired													42.50%
Sale of ownership, percentage													42.50%
Coso [Member]
Nature of the business [Abstract]
Period of PPA											19 years
Coso [Member] | Subsequent Events [Member]
Nature of the business [Abstract]
Investment under the equity method			$ 130,000
Installed capacity | MW			135
Number of investment grade investments | Grade			3
Coso [Member] | Project Debt [Member] | Subsequent Events [Member]
Nature of the business [Abstract]
Investment under the equity method			$ 40,000
Omers [Member] | Subsequent Events [Member]
Nature of the business [Abstract]
Investment under the equity method		$ 196,500
Percentage interest acquired		49.00%
Installed capacity | MW		596
Ownership interest		51.00%
Remaining period of PPA		5 years
Algonquin [Member] | La Sierpe [Member]
Nature of the business [Abstract]
Installed capacity | MW												30

[1]	As of December 31, 2020.